SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure Of Entity's Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Executive Members of the Board of Directors are the chief operating decision-makers and consider the business from both a geographic and product perspective.
From a product perspective, the Company’s business is exclusively related to the recombinant human C1 esterase inhibitor business. From a geographic perspective, the Company is operating in the United States, Europe and the Rest of the World.
The Executive Members of the Board of Directors primarily measure revenues and gross profit to assess the performance of the geographic areas. Operating costs as well as non-current assets are not sub-allocated to the geographic areas.
Total external revenues and gross profit per geographic segment for the financial year 2022, 2021 and 2020 are:

Amounts in $ ‘000	2022	2021	2020
Revenues:
U.S.	200,082	193,419	202,684
Europe	4,924	4,933	8,232
RoW	616	519	1,258
Total revenues	205,622	198,871	212,174
Gross profit:
U.S.	186,263	176,266	184,024
Europe	1,378	1,049	3,534
RoW	419	414	1,077
Total gross profit	188,060	177,729	188,635